Prepaid and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Prepaid and Other Current Assets [Abstract]
PREPAID AND OTHER CURRENT ASSETS

NOTE 5 – PREPAID AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	June 30,	December 31,
	2026	2025
Prepaid consulting and marketing services	$2,143	$4,336
Deposits	37	37
VAT and taxes	179	40
Prepaid expenses	243	217
Settlement receivable	-	173
Other receivable	470	470
Prepaid and other current assets	$3,071	$5,273

Prepaid consulting and marketing services represents the unamortized portion of equity and cash consideration paid to third party vendors under consulting and marketing service agreements, recognized on a straight-line basis over the respective service periods. During the three and six months ended June 30, 2026, the Company recognized amortization of $1,097 and $2,194, respectively, related to these arrangements, consisting of $1,020 and $2,040 in marketing expense and $77 and $154 in professional fees expense for the three and six months ended June 30, 2026, respectively. There was no comparable amortization expense during the three and six months ended June 30, 2025. Settlement receivables represent amounts held in dedicated collection accounts under the Fasanara receivables financing arrangements that have been remitted by customers but not yet contractually settled against the outstanding facility balances. See Note 12 — Accounts Receivable Financing Facility

NOTE 5 – PREPAID AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2025	2024
Prepaid consulting and marketing services	$4,336,250	$-
Deposits	37,642	-
VAT and taxes	39,667	-
Prepaid expenses	216,959	-
Settlement receivable	172,564	-
Other receivable	469,721
Prepaid and other current assets	$5,272,803	$-

Prepaid consulting and marketing services represents the unamortized portion of equity consideration paid to Data Center Constructors LLC and Finplays LLC under consulting and marketing service agreements, amortized straight-line over the respective service periods. Settlement receivables represent amounts held in dedicated collection accounts under the Fasanara receivables financing arrangements that have been remitted by customers but not yet contractually settled against the outstanding facility balances. See Note 13 — Accounts Receivable Financing Facility and Note 14 — Equity Transactions for further details.